Amounts Due From/To Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Amounts Due From/To Related Parties
19.	AMOUNTS DUE FROM/TO RELATED PARTIES

(1)	The table below sets forth the major related parties and their relationship with the Group.

Name of related parties	Relationship with the Group
Shangde Jiaxun	Entity controlled by the Founder and the CEO (Note 1)
ELITE CONCEPT HOLDINGS LIMITED	Class A Ordinary Shares holder
Shanghai Chuang Ji Investment Center
(Limited Partnership) (“Shanghai Chuang Ji”)	Class A Ordinary Shares holder
Shenzhen Xingwang Hulian II Investment Center
(Limited Partnership) (“Shenzhen Xingwang”)	Class A Ordinary Shares holder

(2)	The related party transactions were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Disposal of a subsidiary to a related party	—	1,000	—

In October 2017, the Group disposed a subsidiary to Shangde Jiaxun with a total consideration of RMB1,000 and a gain of RMB178 was recorded in the Group’s consolidated statement of operations for the year ended December 31, 2017.

19.	AMOUNTS DUE FROM/TO RELATED PARTIES - continued

(3)	As of December 31, 2017 and 2018, the aggregate amounts due from related parties were set forth below:

	As of December 31,
	2017	2018
	RMB	RMB
Shangde Jiaxun(i)	8,018	—
ELITE CONCEPT HOLDINGS LIMITED(ii)	162,000	—
Shanghai Chuang Ji(ii)	80,000	—
Shenzhen Xingwang(ii)	78	—
	250,096	—

(i)

The balances as of December 31, 2017 included the consideration receivable of RMB1,000 from disposal of a subsidiary. The remaining balance of RMB7,018 were interest-free, unsecured and repayable on demand. The balance as of December 31, 2017 was fully repaid in February 2018.

(ii)

The balances as of December 31, 2017 represented the original investments of RMB242,078 in Series A Equity Interest withdrew from Beijing Sunlands by certain Series A Preferred Shareholders which were reinvested in full to the Company in January 2018 (Note 13).

(4)	As of December 31, 2017 and 2018, the aggregate amounts due to related parties were both nil.